Reorganization	12 Months Ended
Dec. 31, 2025
Reorganization [Abstract]
Reorganization

2. Reorganization

In connection with the Company’s preparation for an initial public offering, a group reorganization was completed in November 2024 (the “2024 Reorganization”). As part of the reorganization, Antalpha Business operated by entities under common control (collectively referred to as the “Parent Group”) was transferred to the Company. The reorganization included the transfer of equity interests in the operating subsidiaries, the assignment of platform-related rights and loan portfolios, and the reclassification of historical net parent investment into additional paid-in capital.

As of December 31, 2025, the Company’s major subsidiaries are as follows:

Subsidiary Name	Formation Date	Domicile Registered	Ownership
Antalpha Platform Technologies Limited	January 18, 2023	British Virgin Islands	100%
Antalpha Technologies Pte. Ltd.	February 8, 2021	Singapore	100%
Antalpha Digital Pte. Ltd.	September 28, 2021	Singapore	100%
Antalpha Prime (HK) Limited	August 6, 2023	Hong Kong	100%
Antalpha Capital (HK) Limited	July 20, 2023	Hong Kong	100%
Aurelion Inc.*	October 25, 2018	Cayman Islands	32%

*	On October 10, 2025, the Company completed the acquisition of Aurelion Inc. and its subsidiaries (collectively, the “Aurelion Entities”). Although the Company holds a 32% equity interest in the Aurelion Entities, these entities have been consolidated into the Company’s financial statements since October 10, 2025, as the Company has obtained control over their operations.